Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Pay						Performance
	PEO
	Former PEO		Current PEO		Avg. of Other NEOs		Value of $100 Initial Investment Based On1:			Company Selected Performance Metric
Year	SCT Total Comp.	Comp Actually Paid	SCT Total Comp.	Comp Actually Paid	SCT Total Comp.	Comp Actually Paid	JBT Cumulative TSR[1]	S&P 1500 Industrial Machinery Cumulative TSR	Net Income ($M)	EPS
2022	N/A		$4,791,474	$2,847,190	$1,155,529	$761,586	$82	$120	$130.7	$4.81
2021	N/A		$5,023,977	$4,743,995	$1,567,948	$1,097,771	$137	$140	$118.4	$3.82
2020	$10,816,742	-$1,473,084	$2,883,247	$1,632,239	$995,544	$455,638	$102	$115	$108.8	$3.79

(1) TSR is cumulative (i.e., 1 year for 2020, 2 years for 2021 and 3 years for 2022) and depicted as a dollar value assuming $100 was invested as of January 1, 2020.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]

*Thomas Giacomini, formerly our PEO, resigned in September 2020. Due to the resignation, a significant number of his equity awards were forfeited.

**The other named executive officers represented in this chart include: For 2020, Matthew Meister, David Burdakin, Paul Sternlieb, and Carlos Fernandez; for 2021, Matthew Meister, David Burdakin, Paul Sternlieb, Carlos Fernandez, and James Marvin; and for 2022, Matthew Meister, David Burdakin, Carlos Fernandez James Marvin and Robert Petrie.

***Mr. Sternlieb resigned October 2021. Due to this resignation, a significant number of equity awards were forfeited.

Adjustment To PEO Compensation, Footnote [Text Block]

Former PEO SCT to CAP Reconciliation*:

Year	SCT Total Comp	Deductions From SCT Total Comp (1)	Additions to SCT Total Comp (2)	CAP
2022	NA	NA	NA	NA
2021	NA	NA	NA	NA
2020	$10,816,742	-$10,798,148	-$1,491,678	-$1,473,084

PEO SCT to CAP Reconciliation:

Year	SCT Total Comp	Deductions From SCT Total Comp (1)	Additions to SCT Total Comp (2)	CAP
2022	$4,791,474	-$3,199,962	$1,255,678	$2,847,190
2021	$5,023,977	-$3,382,066	$3,102,085	$4,743,995
2020	$2,883,247	-$1,400,007	$148,999	$1,632,239

(1) Reflects SCT reported change in pension value, grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered fiscal year and for any awards granted in any prior fiscal year that were forfeited during the covered fiscal year, the fair value at the end of the prior fiscal year.

(2) Reflects fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year, the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date, the change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award and “CAP” pension values.

*Thomas Giacomini, formerly our PEO, resigned in September 2020. Due to the resignation, a significant number of his equity awards were forfeited.

Non-PEO NEO Average Total Compensation Amount	$ 1,155,529	$ 1,567,948	$ 995,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ 761,586	1,097,771	455,638
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	SCT Total Comp	Deductions From SCT Total Comp (1)	Additions to SCT Total Comp (2)	CAP
2022	$4,791,474	-$3,199,962	$1,255,678	$2,847,190
2021	$5,023,977	-$3,382,066	$3,102,085	$4,743,995
2020	$2,883,247	-$1,400,007	$148,999	$1,632,239

**The other named executive officers represented in this chart include: For 2020, Matthew Meister, David Burdakin, Paul Sternlieb, and Carlos Fernandez; for 2021, Matthew Meister, David Burdakin, Paul Sternlieb, Carlos Fernandez, and James Marvin; and for 2022, Matthew Meister, David Burdakin, Carlos Fernandez James Marvin and Robert Petrie.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CAP and PVP Performance Metrics

The table below shows the relationship betweencompensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our total shareholder return over three fiscal years ending December 31, 2022. As shown in the chart, the PEO and NEO CAP amounts trend similarly to JBT’s TSR. This is primarily due to JBT’s pay for performance philosophy and the use of equity incentives, which are tied to company performance and the stock price.

Compensation Actually Paid vs. Net Income [Text Block]

The table below shows the relationship betweencompensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our net income over three fiscal years ending December 31, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The table below shows the relationship betweencompensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs and our company selected metric – Earning Per Share over three fiscal years ending December 31, 2022.

Total Shareholder Return Amount	$ 82	137	102
Peer Group Total Shareholder Return Amount	120	140	115
Net Income (Loss)	$ 130,700,000	$ 118,400,000	$ 108,800,000
Company Selected Measure Amount | $ / shares	4.81	3.82	3.79
PEO Name	Brian A. Deck
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Non-GAAP Measure Description [Text Block]

Annual EPS is the after-tax earnings generated from continuing operations divided by the total number of our diluted shares of our outstanding Common Stock. The EPS award results are annually assessed with that year’s EPS goals and averaged over the specified three-year period. As an incentive measure, we believe that linking sustained EPS growth to compensation helps us drive our executive officers to improve overall earnings.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow conversion
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Annual operating ROIC
Former PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 10,816,742
PEO Actually Paid Compensation Amount			(1,473,084)
Current PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,791,474	$ 5,023,977	2,883,247
PEO Actually Paid Compensation Amount	2,847,190	4,743,995	1,632,239
PEO [Member] | Former PEO | Deductions From SCT Total Comp
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,798,148)
PEO [Member] | Former PEO | Additions to SCT Total Comp
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,491,678)
PEO [Member] | Current PEO | Deductions From SCT Total Comp
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,199,962)	(3,382,066)	(1,400,007)
PEO [Member] | Current PEO | Additions to SCT Total Comp
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,255,678	3,102,085	148,999
Non-PEO NEO [Member] | Deductions From SCT Total Comp
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(470,333)	(1,066,371)	(402,533)
Non-PEO NEO [Member] | Additions to SCT Total Comp
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 76,391	$ 596,194	$ (137,374)